FINANCIAL INCOME AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Income And Expenses [Abstract]
Schedule of financial income and expenses
	Six month period ended
	June 30, 2024 US$‘000	June 30, 2023 US$‘000
Financial income:
Fair value adjustments of derivative financial instruments (Note 11)	55	216

	55	216

Financial expense:
Interest on leases	(297)	(322)
Penalty for early repayment of senior secured term loan (Note 11)	-	(905)
Cash interest on convertible & exchangeable notes	(154)	(154)
Cash interest on senior secured term loan (Note 11)	(4,545)	(3,781)
Accretion interest on convertible & exchangeable notes (Note 11)	(422)	(391)
Accretion on senior secured term loan (Note 11)	(1,068)	(813)
Accretion interest on contingent liability	(24)	-
Fair value adjustments of derivative financial instruments (Note 11)	(980)	(8)
Capitalization of borrowing costs	824	-
EIR catch up adjustment	3,566	-

	(3,100)	(6,374)
Net Financing Expense	(3,045)	(6,158)